Net Loss Per Common Share	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Net Loss Per Common Share [Text Block]
13.	Net Loss Per Common Share

Basic net loss per common share attributable to YOU On Demand shareholders is calculated by dividing the net loss attributable to YOU On Demand shareholders by the weighted average number of outstanding common shares during the period. Diluted net loss per common share includes the weighted average dilutive effect of stock options, warrants and series preferred stocks.

In January 2013, the remainder of our Series B Preferred Shares (7,866,800) was converted to 1,048,907 common shares.

For the three months ended March 31, 2013 and 2012, the number of securities convertible into common shares not included in diluted EPS because the effect would have been anti-dilutive consists of the following:

	March 31,	March 31,
	2013	2012
	(unaudited)	(unaudited)
Warrants	1,367,063	361,912
Stock purchase right	-	75,000
Options	1,584,501	1,579,634
Series A Preferred Stock	933,333	933,333
Series B Preferred Stock	-	1,368,907
Series C Preferred Stock	250,000	-
Convertible promissory note	2,030,835	-
Total	6,165,733	4,318,786

At March 31, 2013, the Company has reserved 9,738,968 shares of its authorized but unissued common stock for possible future issuance in connection with the following:

March 31,
2013
(unaudited)
Exercise of stock warrants	1,367,063
Exercise and future grants of stock options	4,051,986
Exercise of preferred stock	1,333,333
Issuance of restricted stock grants	28,965
Contingent issuable shares in connection with Sinotop acquisition	490,548
Issuable shares from conversion of promissory note payable	2,030,835
Additional common stock due to reset provision	436,238
Total	9,738,968

19.	Net Loss Per Common Share

Basic net loss per common share attributable to YOU On Demand shareholders is calculated by dividing the net loss attributable to YOU On Demand shareholders by the weighted average number of outstanding common shares during the period. Diluted net loss per common share includes the weighted average dilutive effect of stock options, warrants and series preferred stocks.

For the years ended December 31, 2012 and 2011, the number of securities convertible into common shares not included in diluted EPS because the effect would have been anti-dilutive consists of the following:

	2012	2011
Warrants	1,348,975	358,579
Stock purchase right	-	75,000
Options	1,585,401	1,383,567
Series A Preferred Stock	933,333	933,333
Series B Preferred Stock	1,048,907	1,368,907
Series C Preferred Stock	250,000	-
Total	5,166,616	4,119,386

At December 31, 2012 and 2011, the Company has reserved 8,330,529 and 7,551,641 shares of its authorized but unissued common stock for possible future issuance in connection with the following:

	2012	2011
Exercise of stock warrants	1,348,975	358,579
Exercise of stock purchase right	-	75,000
Exercise and future grants of stock options	4,051,986	4,080,000
Exercise of preferred stock	2,382,240	2,302,240
Issuance of restricted stock grants	56,780	-
Contingent issuable shares in connection with Sinotop acquisition	490,548	735,822
Total	8,330,529	7,551,641